ACQUISTION OF CENTAMIN - Schedule of Fair Value of Consideration Paid (Details) - Centamin Plc $ in Millions	Nov. 22, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Fair value of AngloGold Ashanti plc shares issued	$ 2,078
Cash	148
Total consideration paid	$ 2,226